Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Components of income (loss) before income tax
The components of income (loss) before income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

United States	$(992)	$921	$(2,421)
International	—	(78)	227

Total income (loss) before income taxes	$(992)	$843	$(2,194)

Components of the provision (benefit) for income taxes
The components of the provision (benefit) for income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

Current
Federal	—	$(26)	$25
State	—	83	156
Foreign	—	9	55

	—	66	236

Deferred
Federal	—	(310)	60
State	—	(96)	9
Foreign	—	(27)	(20)

	—	(433)	49

Total income tax provision (benefit)	—	$(367)	$285

Reconciliation of the provision for income taxes at the statutory rate
Reconciliation of the provision for income taxes at the statutory rate to the Company’s provision for income tax is as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

U.S. federal taxes (benefit) at statutory rate	$(332)	$316	$(746)
State income taxes, net of federal benefit	183	3	109
Foreign income taxes at rates other than the US rate	(4)	2	(72)
Stock-based compensation	167	229	340
Change in valuation allowance	(230)	(1,168)	546
Non-deductible warrant expense	80	110	334
Non-deductible acquisition costs	—	283	—
Research and development credits	94	(174)	(290)
Other	42	32	64
Total	—	$(367)	$285

Deferred tax assets and liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

	As of December 31,		As of June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Deferred tax assets
Net operating loss carryforward	$18,659	$17,775	$15,841
Research and development credits	1,982	2,365	2,475
Depreciation and amortization	364	55	58
Reserves and accruals	1,648	3,229	3,883
Total deferred tax assets	22,653	23,424	22,257
Valuation allowance	(21,588)	(22,687)	(21,729)
Net deferred tax assets	1,065	737	528
Deferred tax liabilities	(1,103)	(824)	(644)
Net deferred tax liabilities	$(38)	$(87)	$(116)

Changes in the unrecognized tax benefits
The following table reflects changes in the unrecognized tax benefits since January 1, 2010:

	Years ended December 31,
(in thousands)	2010	2011

Gross amount of unrecognized tax benefits as of the beginning of the period	$539	$675
Increases related to prior year tax provisions	—	—
Decreases related to prior year tax provisions	(3)	(1)
Increases related to current year tax provisions	139	234

Gross amount of unrecognized tax benefits as of the end of the period	$675	$908